Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements

6. Fair Value Measurements

Fair value is a market-based measurement, not an entity-specific measurement. Therefore, fair value measurement is determined based on the assumptions that market participants would use in pricing the asset. As a basis for considering market participant assumptions in fair value measurements, the Plan uses a fair value hierarchy that distinguishes between market participant assumptions based on market data obtained from independent sources (observable inputs that are classified within Levels 1 and 2 of the hierarchy) and the Plan’s own assumptions about market participant assumptions (unobservable inputs classified within Level 3 of the hierarchy). The three levels of inputs used to measure fair value are as follows:

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3: Unobservable inputs for the asset or liability, which are typically based on the Plan’s own assumptions, as there is little, if any, related market activity.

The valuation techniques attempt to maximize the use of observable inputs and minimize the use of unobservable inputs. The availability of observable market data is monitored to assess the appropriate classifications of financial instruments within the fair value hierarchy. Changes in economic conditions or model-based valuation techniques may require the transfer of financial instruments from one fair value level to another. In such instances, the transfer is reported at the beginning of the reporting period.

The significance of transfers between levels was evaluated based upon the nature of the financial instrument and size of the transfer relative to total net assets available for benefits. For the year ended December 31, 2025, there were no transfers in or out of levels 1, 2, or 3.

Plan Investments

Money market funds

The assets held in money market funds are valued at the NAV of the underlying funds. The NAV of money market funds are based on quoted prices in an active market and have been classified within Level 1.

Common/collective trusts

The investments held in common/collective trusts are valued at the NAV per unit of the underlying funds. The NAV is used as the practical expedient to estimate fair value and therefore, investments recorded at NAV are not categorized in the fair value hierarchy. NAV of the collective trust is calculated daily. Participants’ redemptions of the common/collective trusts are permitted daily with no other restrictions or notice periods and there are no unfunded commitments.

Mutual funds

Shares of mutual funds are valued at the NAV of shares held by the Plan. The NAV of the mutual funds are based on quoted prices in active markets and have been classified within Level 1.

Self-directed accounts

The investments held in self-directed accounts include U.S. Treasury securities, common stocks, corporate bonds, shares of money market funds and mutual funds. U.S. Treasury securities and common stocks are valued using with quoted prices in active markets and have been classified within Level 1. Shares of money market funds and mutual funds are valued at the NAV of shares held by the Plan. The NAV of the money market funds and mutual funds are based on quoted prices in active markets and have been classified within Level 1.

Regency Centers Corporation Common Stock Fund

The Regency Centers Corporation Common Stock Fund is a unitized stock fund valued at the NAV of the fund. The fund mainly consists of the employer stock which is valued at the closing price reported on the active market on which the stock is traded and the value of cash held for liquidity purposes. The value of this fund has been classified within Level 2.

The following tables present the placement in the fair value hierarchy of assets that are measured at fair value:

	Fair Value Measurements as of December 31, 2025
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Measured at
	Balance	(Level 1)	(Level 2)	(Level 3)	NAV
Investments, at fair value:
Money market funds	$180,353	180,353	—	—	—
Common/collective trusts	34,259,968	—	—	—	34,259,968
Mutual funds	132,947,561	132,947,561	—	—	—
Self-directed accounts	10,746,270	10,746,270	—	—	—
Regency Centers Corporation common stock fund	8,583,381	—	8,583,381	—	—
Total investments	$186,717,533	143,874,184	8,583,381	—	34,259,968

	Fair Value Measurements as of December 31, 2024
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Measured at
	Balance	(Level 1)	(Level 2)	(Level 3)	NAV
Investments, at fair value:
Money market funds	$108,673	108,673	—	—	—
Common/collective trusts	31,538,124	—	—	—	31,538,124
Mutual funds	111,203,112	111,203,112	—	—	—
Self-directed accounts	8,576,758	8,576,758	—	—	—
Regency Centers Corporation common stock fund	9,190,695	—	9,190,695	—	—
Total investments	$160,617,362	119,888,543	9,190,695	—	31,538,124